Business Combinations - Summary Of Valuation Techniques Used For Measuring The Fair Value Of Assets Required (Detail) - Jaya Grocer Holdings [Member]	6 Months Ended
Jun. 30, 2022
Property, plant and equipment
Disclosure Of Detailed Information About Valuation Techniques Used For Measuring Fair Value Of Assets Acquired [Line Items]
Valuation technique	Market comparison technique and cost technique: The valuation model considers market prices for similar items when they are available, and depreciated replacement cost when appropriate.
Intangible assets (Trademark)
Disclosure Of Detailed Information About Valuation Techniques Used For Measuring Fair Value Of Assets Acquired [Line Items]
Valuation technique	Relief-from-royalty method: The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the patents being owned.
Inventories
Disclosure Of Detailed Information About Valuation Techniques Used For Measuring Fair Value Of Assets Acquired [Line Items]
Valuation technique	Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.